SCHEDULE OF OUTSTANDING STOCK OPTIONS (Details)	6 Months Ended
	Jun. 30, 2026 shares $ / shares	Jun. 30, 2026 shares $ / shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance	4,168,170	4,168,170	4,267,170	1,756,670
Number of stock options, Exercisable	3,178,754	3,178,754
Stock option one [member]
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance	6,670	6,670
Number of stock options, Exercisable	6,670	6,670
Number of stock options, Expiry date	Oct. 28, 2026
Number of stock options, Exercise price | (per share)	$ 14.07	$ 20.00
Stock option two [member]
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance	360,000	360,000
Number of stock options, Exercisable	360,000	360,000
Number of stock options, Expiry date	Aug. 02, 2032
Number of stock options, Exercise price | (per share)	$ 6.26	$ 8.90
Stock option three [member]
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance	120,000	120,000
Number of stock options, Exercisable	120,000	120,000
Number of stock options, Expiry date	Aug. 21, 2032
Number of stock options, Exercise price | (per share)	$ 7.04	$ 10.00
Stock option four [member]
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance	220,000	220,000
Number of stock options, Exercisable	220,000	220,000
Number of stock options, Expiry date	Jan. 04, 2033
Number of stock options, Exercise price | (per share)	$ 2.90	$ 4.13
Stock option five [member]
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance	100,000	100,000
Number of stock options, Exercisable	100,000	100,000
Number of stock options, Expiry date	Jan. 04, 2033
Number of stock options, Exercise price | (per share)	$ 2.90	$ 4.13
Stock option six [member]
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance	40,000	40,000
Number of stock options, Exercisable	40,000	40,000
Number of stock options, Expiry date	Nov. 25, 2027
Number of stock options, Exercise price | (per share)	$ 3.54	$ 5.03
Stock option seven [member]
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance	99,000	99,000
Number of stock options, Exercisable	99,000	99,000
Number of stock options, Expiry date	Apr. 18, 2033
Number of stock options, Exercise price | (per share)	$ 2.81	$ 4.00
Stock option eight [member]
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance	441,000	441,000
Number of stock options, Exercisable	293,667	293,667
Number of stock options, Expiry date	Aug. 14, 2034
Number of stock options, Exercise price | (per share)	$ 1.78	$ 2.47
Stock option nine [member]
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance	105,000	105,000
Number of stock options, Exercisable	43,750	43,750
Number of stock options, Expiry date	Jan. 15, 2035
Number of stock options, Exercise price | (per share)	$ 6.40	$ 8.92
Stock option ten [member]
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance	500,000	500,000
Number of stock options, Exercisable	500,000	500,000
Number of stock options, Expiry date	Feb. 02, 2035
Number of stock options, Exercise price | (per share)	$ 6.40	$ 8.92
Stock option eleven [member]
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance	30,000	30,000
Number of stock options, Exercisable	20,000	20,000
Number of stock options, Expiry date	Jun. 20, 2035
Number of stock options, Exercise price | (per share)	$ 1.775	$ 2.47
Stock option twelve [member]
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance	167,000	167,000
Number of stock options, Exercisable	55,667	55,667
Number of stock options, Expiry date	Jun. 20, 2035
Number of stock options, Exercise price | (per share)	$ 6.40	$ 8.92
Stock option thirteen [member]
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance	224,000	224,000
Number of stock options, Exercisable	14,667	14,667
Number of stock options, Expiry date	Oct. 09, 2035
Number of stock options, Exercise price | (per share)	$ 8.00	$ 11.37
Stock option fourteen [member]
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance	500,000	500,000
Number of stock options, Exercisable	500,000	500,000
Number of stock options, Expiry date	Dec. 30, 2035
Number of stock options, Exercise price | (per share)	$ 6.00	$ 8.36
Stock option fifteen [member]
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance	1,230,500	1,230,500
Number of stock options, Exercisable	805,333	805,333
Number of stock options, Exercise price | (per share)	$ 8.00	$ 11.37
Number of stock options, Expiry date	Dec. 30, 2035
Stock option sixteen [member]
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance	25,000	25,000
Number of stock options, Exercisable
Number of stock options, Expiry date	Mar. 27, 2036
Number of stock options, Exercise price | (per share)	$ 8.00	$ 11.37